Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Disclosure of Transactions Between Related Parties	Compensation for Executive Management and Board of Directors (“BOD”)

	For the six-months ended June 30,
In thousands of USD	2022	2021
Fees, salaries and other short-term employee benefits	2,519	1,912
Post-employment benefits	493	396
Share-based compensation	7,717	8,449

Total compensation for Executive Management and BOD	10,729	10,757